Expenses by Nature	6 Months Ended
Jun. 30, 2026
Expenses by Nature [Abstract]
EXPENSES BY NATURE
19	EXPENSES BY NATURE

	For the six months ended June 30,
	2025	2026	2026
	RM	RM	Convenience Translation USD
Employee benefit expenses
- Director emoluments	617,923	1,828,853	447,831
- Staff costs	1,341,855	2,411,844	590,588
- Employer Contribution to Defined Contribution Plan	145,676	120,022	29,390
- Employer Contribution to Insurance Scheme	10,471	9,276	2,271
Depreciation of plant and equipment	1,416,746	2,375,429	581,671
Amortization of ROU	47,565	177,083	43,362
Provision for expected credit loss	1,779,458	2,235,888	547,502
Provision for reinstatement cost	25,296	-	-